Business Acquisitions, Dispositions, Goodwill and Intangible Assets(Consideration Transferred Information) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Goodwill	$ 28,168	$ 27,801
Goodrich Corporation [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	538
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables	1,205
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory	1,673
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Assets Noncurrent	515
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets	647
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	2,209
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets, Customer Relationships	8,550
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets, Trademarks	1,550
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets	1,501
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Short-Term Borrowings	(84)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable	(587)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accrued Liabilities	(1,919)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt	(2,961)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed,Projected Benefit Obligation	(1,743)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Customer Contractual Obligations	(2,200)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other	(4,013)
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value	(41)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	4,840
Goodwill	11,580
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	$ 16,420